OTHER NON-INTEREST EXPENSE (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premia ceded		€ 941,589	€ 898,934	€ 741,565
Credit card costs		30,067	29,580	34,051
Hotel running costs		37,125	37,143	35,306
Broker costs		6,996	10,507	15,762
Rental expense		120,386	110,296	101,441
Taxes and duties other than income tax		97,835	73,197	54,098
Promotion and advertising		78,502	83,325	87,451
Third party fees		185,611	135,966	166,989
Other		359,717	349,242	348,566
Total	$ 2,670,828	€ 1,857,828	€ 1,728,190	€ 1,585,229